Note 11 - Stock Options - Assumptions Used to Determine Fair Value (Details)	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
Statement Line Items [Line Items]
Risk free interest rate	5.10%	1.00%	1.00%
Expected life of options (years)	5	5	5
Expected volatility	90.00%	90.00%	103.00%
Weighted average fair value of options granted during the year (in CAD per share)	$ 1.04	$ 2.58	$ 4.01
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	1.36	2.05	5.11
Grant date share price (in CAD per share)	$ 1.36	$ 2.05	$ 5.11
Forfeiture rate	0.00%	0.00%	0.00%
Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.45	$ 4.85	$ 5.19
Grant date share price (in CAD per share)	$ 1.45	$ 4.85	$ 5.19
Expected life of options (years)	10
Forfeiture rate	15.00%	15.00%	15.00%